Cash and Marketable Securities - Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 60.9	$ 45.9
Affiliate cash [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	22.9	20.3
Self-insured captive funds [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 38.0	$ 25.6